Operating Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Leases
9. Operating Leases
The Company’s operating leases are primarily for its corporate headquarters located in South San Francisco, California and for additional office and laboratory space located in Alameda, California (“Alameda lease”) that commenced on July 30, 2021. The corporate headquarters lease has an initial term of eight years expiring in 2027, with an option to renew for additional eight years unless canceled by either party thereafter. The Alameda lease has an initial term of eleven years expiring in 2032, with an option to renew the lease for up to two additional terms of five years. The exercise of these renewal options is not recognized as part of the ROU assets and lease liabilities, as the Company did not conclude, at the commencement date of the leases, that the exercise of renewal options or termination options was reasonably certain. The Alameda lease provides for a tenant improvement allowance of up to $17.5 million for the costs relating to the design, permitting and construction of the improvements, to be disbursed by the landlord no later than December 31, 2023. The Company was deemed to be the accounting owner of the tenant improvements primarily because the Company is the principal in the construction and design of the assets, is responsible for costs overruns and retains substantially all economic benefits from the leasehold improvements over their economic lives
.
Accordingly, the tenant improvement allowance is considered an incentive and was deducted from the initial measurement of the ROU asset and lease liability. The Company estimated the timing of tenant improvement reimbursements at the lease commencement date and upon receipt of the cash incentives, the Company will recognize the cash received as an increase in the lease liability.
The Company’s operating lease cost was $1.3 million and $0.7 million for the three months ended March 31, 2022 and 2021, respectively. Variable lease payments such as common area maintenance and parking fees were included in operating expenses and were $0.2 million and $0.2 million for the three months ended March 31, 2022 and 2021, respectively. The Company did not record any short-term lease expenses during the three months ended March 31, 2022 and 2021. As of March 31, 2022, the Company had utilized $2.5 million associated with the tenant improvements allowance.
Supplemental cash flow and noncash information related to the operating leases were as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Supplemental cash flow information:
Operating cash flows from operating lease	$1,874	$(653)
Remeasurement of ROU and lease liabilities due to changes in the timing of receipt of lease incentives	$239	$—

The following summarizes additional information related to the operating leases as of March 31, 2022 and 2021:

	March 31,
	2022	2021
Weighted-average remaining lease term	7.91 years	6.08 years
Weighted-average discount rate	9.08%	8.91%
As of March 31, 2022 and 2021, amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.
Maturities of the Company’s lease liabilities as of March 31, 2022, were as follows (in thousands):

2022	$2,090
2023	6,272
2024	7,265
2025	7,489
2026	7,723
Thereafter	30,229

Total undiscounted lease payments	61,068
Less imputed interest	(20,759)
Tenant improvement reimbursements	(14,914)

Total lease liabilities	$25,395

10. Operating Leases
The Company’s operating leases are primarily for its corporate headquarters located in South San Francisco, California and for additional office and laboratory space located in Alameda, California (“Alameda lease”) that commenced on July 30, 2021. The corporate headquarters lease has an initial term of eight years expiring in 2027, with an option to renew for additional eight years unless canceled by either party thereafter. The Alameda lease has an initial term of eleven years expiring in 2032, with an option to renew the lease for up to two additional terms of five years. The exercise of these renewal options are not recognized as part of the ROU assets and lease liabilities, as the Company did not conclude, at the commencement date of the leases, that the exercise of renewal options or termination options was reasonably certain. The Alameda lease provides for a tenant improvement allowance of up to $17.5 million for the costs relating to the design, permitting and construction of the improvements, to be disbursed by the landlord no later than December 31, 2023. The Company was deemed to be the accounting owner of the tenant improvements primarily because the Company is the principal in the construction and design of the assets, is responsible for costs overruns and retains substantially all economic benefits from the leasehold improvements over their economic lives
.
Accordingly, the tenant improvement allowance is considered an incentive and was deducted from the initial measurement of the ROU asset and lease liability. The Company estimated the timing of tenant improvement reimbursements at the lease commencement date and upon receipt of the cash incentives, the Company will recognize the cash received as an increase in the lease liability.
The Company’s operating lease cost was $3.8 million and $2.7 million for the years ended December 31, 2021 and 2020, respectively. Variable lease payments such as common area maintenance and parking fees were included in operating expenses and were $0.7 million and $0.6 million for the years ended December 31, 2021 and 2020, respectively. The Company did record any short-term lease expense during the years ended December 31, 2021 and 2020. No reimbursements have been received from th
e
 landlord as of December 31, 2021 and 2020.
Supplemental cash flow and noncash information related to the operating leases were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Supplemental cash flow information:
Operating cash flows from operating lease	$(2,669)	$(2,577)
ROU assets obtained in exchange for operating lease obligations	10,153	513
The following summarizes additional information related to the operating leases as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Weighted-average remaining lease term	7.76 years	6.33 years
Weighted-average discount rate	9.06%	8.91%

As of December 31, 2021 and 2020, amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.
Maturities of the Company’s lease liabilities as of December 31, 2021, were as follows (in thousands):

2022	$2,770
2023	6,272
2024	7,266
2025	7,489
2026	7,723
Thereafter	30,229

Total undiscounted lease payments	61,749
Less imputed interest	(21,555)
Tenant improvement reimbursements	(17,463)

Total lease liabilities	$22,731